Nature of Operations and Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations and Summary of Significant Accounting Policies
Nature of Operations and Summary of Significant Accounting Policies
Nature of Operations
Sprout Social, Inc. (“Sprout Social” or the “Company”), a Delaware corporation, began operating on April 21, 2010 to design, develop and operate a web-based comprehensive social media management tool enabling companies to manage and measure their online presence. Customers access their accounts online via a web-based interface or a mobile application. Some customers also purchase the Company’s professional services, which primarily consist of consulting and training services. The Company’s fiscal year end is December 31. The Company’s customers are primarily located throughout the United States, and a portion of customers are located in foreign countries. The Company is headquartered in Chicago, Illinois.
Over-allotment Offering
On January 15, 2020, the Company completed an equity offering in which it issued and sold 629,603 shares of Class A common stock for total net proceeds of $10.0 million after deducting underwriting discounts and commissions, as a result of the over-allotment option exercise by the underwriters of the Company’s initial public offering.
Principles of Consolidation and Basis of Presentation
The unaudited condensed consolidated financial statements and accompanying notes were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and the applicable regulations of the United States Securities and Exchange Commission (“SEC”) regarding interim financial reporting. The Company has prepared the unaudited condensed consolidated financial statements on a basis substantially consistent with the audited consolidated financial statements of the Company as of and for the year ended December 31, 2019, and these unaudited condensed consolidated financial statements include all normal recurring adjustments necessary for a fair statement of the results of the interim periods presented but are not necessarily indicative of the results of operations to be anticipated for the full year or any future period. The consolidated balance sheet as of December 31, 2019 included herein was derived from the audited consolidated financial statements as of that date but does not include all disclosures including certain disclosures required by GAAP on an annual basis. The unaudited condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany transactions and balances have been eliminated in consolidation.
The unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2019, filed with the SEC on February 28, 2020.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. The Company bases its estimates on historical experience and on other assumptions that its management believes are reasonable under the circumstances, including but not limited to the potential impacts arising from the COVID-19 pandemic. As the extent and duration of the impact of the COVID-19 pandemic remains uncertain, the Company’s estimates and judgments may evolve as conditions change. The Company is not aware of any events or circumstances that would require an update to its estimates and judgments or a revision of the carrying value of its assets or liabilities as of August 6, 2020, the date of issuance of these financial statements. Actual results could differ from those estimates.
The Company’s most significant estimates and judgments are those related to the estimated period of benefit for incremental costs of obtaining a contract with a customer, the incremental borrowing rate for operating leases, calculation of allowance for doubtful accounts, useful lives of long-lived assets, stock-based compensation, income taxes, commitments and contingencies and litigation, among others.
Summary of Significant Accounting Policies
The Company’s significant accounting policies are discussed in Note 1, “Nature of Operations and Summary of Significant Accounting Policies” in the Notes to Consolidated Financial Statements as of and for the year ended December 31, 2019 included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2019, filed with the SEC on February 28, 2020. There have been no significant changes to these policies during the six months ended June 30, 2020, except as noted below.
Marketable Securities
Marketable securities consist of corporate bonds, commercial paper, and U.S. Treasury securities. The Company classifies marketable securities as available-for-sale at the time of purchase and reevaluates such classification as of each balance sheet date. All marketable securities are recorded at their estimated fair values. Unrealized gains and losses for the available-for-sale debt securities that are unrelated to credit loss factors are recorded in accumulated other comprehensive income (loss), or AOCI. As of June 30, 2020 and December 31, 2019, the Company’s AOCI balance was insignificant. Unrealized losses determined to be credit-related are recorded as Other income in the consolidated statements of operations and comprehensive loss and as an allowance for credit losses on Marketable securities on the consolidated balance sheet. As of June 30, 2020, the gross unrealized loss on available-for-sale debt securities was immaterial and there were no expected credit losses related to the Company's available-for-sale debt securities.
Recently Adopted Accounting Pronouncements
In June 2016, the FASB issued ASU 2016-13, including subsequent amendments, Measurement of Credit Losses on Financial Instruments (Topic 326) (“ASU 2016-13”), which modifies the accounting methodology for most financial instruments by establishing a new “expected loss model” that requires entities to estimate current expected credit losses on financial instruments, including trade accounts receivable, by using all practical and relevant information. This guidance is effective for interim and annual periods beginning after December 15, 2019. The Company adopted the ASU as of January 1, 2020, and the adoption did not have a material impact on the Company’s condensed consolidated financial statements.
In August 2018, the FASB issued ASU 2018-15, Intangibles - Goodwill and Other-Internal-Use Software (“ASU 2018-15”), which aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. The guidance is effective for interim and annual reporting periods beginning after December 15, 2019. The Company adopted the ASU as of January 1, 2020, and the adoption did not have a material impact on the Company’s condensed consolidated financial statements.
Nature of Operations and Summary of Significant Accounting Policies
Nature of Operations
Sprout Social, Inc. (“Sprout Social” or the “Company”), a Delaware corporation, began operating on April 21, 2010 to design, develop and operate a web-based comprehensive social media management tool enabling companies to manage and measure their online presence. Customers access their accounts online via a web-based interface or a mobile application. Some customers also purchase the Company’s professional services, which primarily consist of consulting and training services. The Company’s fiscal year end is December 31. The Company’s customers are primarily located throughout the United States, and a portion of customers are located in foreign countries. The Company is headquartered in Chicago, Illinois.
Initial Public Offering
On December 17, 2019, the Company completed its initial public offering or “IPO” in which it issued and sold 8,823,530 shares of Class A common stock at a price to the public of $17.00 per share. The shares sold and issued in the IPO resulted in an aggregate gross offering price of $150.0 million. The Company received net proceeds of $134.3 million after deducting underwriting discounts and commissions of $10.5 million and offering expenses of $5.2 million. Immediately prior to the closing of the IPO, all shares of outstanding convertible preferred stock automatically converted into an aggregate of 22,014,263 shares of Class A common stock. In addition, the Company authorized 1,000,000,000 Class A common shares, 25,000,000 Class B common shares and 10,000,000 shares of preferred stock for future issuance.
Principles of Consolidation and Basis of Presentation
The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany transactions and balances have been eliminated in consolidation. The consolidated financial statements and accompanying notes were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. The Company bases its estimates on historical experience and on other assumptions that its management believes are reasonable under the circumstances. Actual results could differ from those estimates. The Company’s most significant estimates and judgments are those related to the estimated period of benefit for incremental costs of obtaining a contract with a customer, the incremental borrowing rate for operating leases, calculation of allowance for doubtful accounts, valuation of assets and liabilities acquired as part of business combinations, useful lives of long-lived assets, stock-based compensation, income taxes, commitments and contingencies and litigation, among others.
Segment Information
The Company operates as one operating segment. The Company’s chief operating decision maker (“CODM”) is its chief executive officer, who reviews financial information for purposes of making operating decisions, assessing financial performance and allocating resources. The Company’s CODM evaluates financial information on a consolidated basis. As the Company operates as one operating segment, all required segment financial information is found in the consolidated financial statements.
Fair Value of Financial Instruments
The Company has the following financial instruments: cash, cash equivalents, accounts receivable, accounts payable and accrued liabilities. The carrying value of the Company’s cash equivalents, accounts receivable, accounts payable and accrued liabilities approximates fair value due to their short-term nature.
Cash and Cash Equivalents
The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. Cash and cash equivalents are recorded at cost, which approximates fair value. Interest earned on cash and cash equivalents is recorded as interest income in the consolidated statement of operations.
Accounts Receivable and Allowance for Doubtful Accounts
Accounts receivable primarily consist of amounts billed and currently due from customers, net of an allowance for doubtful accounts. Subscription fees billed in advance of the related subscription term represent contract liabilities and are presented as accounts receivable and deferred revenues upon establishment of an unconditional right to payment under non-cancellable contracts. Our typical payment terms provide for customer payment within 30 days of the date of the contract.
Accounts receivable are subject to collection risk. The Company performs evaluations of its customers’ financial positions and generally extends credit on account, without collateral. The Company determines the need for an allowance for doubtful accounts based upon various factors, including past collection experience, credit quality of the customer, age of the receivable balance and current economic conditions.
If the financial condition of the Company’s customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowances may be required. Amounts are charged against the allowance for doubtful accounts once collection efforts are unsuccessful. Bad debt expense was $2.2 million, $0.8 million and $0.1 million for the years ended December 31, 2019, 2018 and 2017, respectively. The allowance for doubtful accounts was $0.7 million and $0.4 million as of December 31, 2019 and 2018, respectively. The activity related to the allowance for doubtful accounts for the year ended December 31, 2019 was as follows (in thousands):

Balance at December 31, 2018	$374
Additions	1,920
Write-offs, net of recoveries	(1,588)
Balance at December 31, 2019	$706

The activity related to the allowance for doubtful accounts for the years ended December 31, 2018 and 2017 was immaterial.
Concentration of Credit Risk
Financial instruments that potentially expose the Company to concentrations of credit risk are primarily cash and accounts receivable. The Company maintains cash balances that may exceed the insured limits by the Federal Deposit Insurance Corporation. The Company has not experienced any losses on its deposits of cash.
The Company has credit risk regarding trade accounts receivable as the Company generally does not require collateral. Allowances are maintained for potential credit losses. As of December 31, 2019 and 2018, there were no individual customers that accounted for more than 10% of the Company’s total revenue or net accounts receivable.
Property and Equipment
Property and equipment are recorded at cost, net of accumulated depreciation and amortization. Depreciation is computed using the straight-line method over the following estimated useful lives:

Computer equipment and hardware	3-5 years
Furniture and fixtures	3-7 years
Leasehold improvements	Lesser of useful life or remaining lease term

Maintenance and repairs that do not improve or extend the lives of the respective assets are expensed as incurred. Upon retirement or sale, the cost of assets disposed and the related accumulated depreciation are written off, and any resulting gain or loss is credited or charged to income.
Goodwill
Goodwill consists of the excess purchase price over the fair value of net assets acquired in purchase business combinations. The Company conducts a test for the impairment of goodwill on at least an annual basis as of October 1st or sooner if indicators of impairment arise. The Company first assesses qualitative factors to determine whether it is more likely than not that goodwill is impaired. As part of the qualitative assessment, the Company evaluates factors including macroeconomic conditions, industry and market considerations, cost factors and overall financial performance of its reporting unit.
If the Company concludes that it is more-likely-than-not that its single reporting unit is impaired or if the Company elects not to perform the optional qualitative assessment, a quantitative assessment is performed. For the quantitative assessment, the fair value of the Company’s reporting unit is compared with the carrying amount of net assets, including goodwill, related to the reporting unit. The Company recognizes an impairment charge for the amount, if any, by which the carrying amount of a reporting unit exceeds the fair value of the reporting unit. The Company recorded no impairment loss during the years ended December 31, 2019 and 2018.
Impairment of Long-Lived Assets
The Company evaluates the recoverability of its long-lived assets, which includes property and equipment and intangible assets, whenever events or circumstances indicate that the carrying amount of these assets may not be recoverable. Recoverability of an asset is measured by comparison of its carrying amount to the anticipated future undiscounted cash flows that the asset is expected to generate. If that comparison indicates that the carrying amount is not recoverable, an impairment loss is recorded in the amount by which the carrying amount of the asset exceeds its fair value. The Company recorded no impairment loss during the years ended December 31, 2019 and 2018.
Revenue Recognition
The Company generates revenues from subscriptions to the Company’s web-based social media management platform under a software-as-a-service model. Our subscriptions can range from monthly to one-year or multi-year arrangements and are generally non-cancellable. The Company’s customers do not have the right to take possession of the online software solution.
The Company commences revenue recognition when control of these products is transferred to customers in an amount that reflects the consideration the Company expects to be entitled to in exchange for such products.
The Company determines revenue recognition through the following steps:
•identify the contract with a customer;
•identify the performance obligations in a contract;
•determination of the transaction price;
•allocate the transaction price to the performance obligations identified in the contract; and
•recognize revenue when (or as) performance obligations are satisfied.
Identify the contract with a customer
A customer contract is generally identified when the Company and a customer have executed an agreement or online acceptance that requires the Company to grant access to its online software products and provide professional services in exchange for consideration from the customer.
Identify the performance obligations in a contract
A performance obligation is a promise to provide a distinct service or a series of distinct services. A service that is promised to a customer is distinct if the customer can benefit from the service either on its own or together with other readily available resources, and a company’s promise to transfer the service to the customer is separately identifiable from other promises in the contract.
The Company has determined that subscriptions for its online software products are a distinct performance obligation, because no implementation work is required and the online software product is fully functional once a customer has access.
In addition, the Company sells professional services consisting of, but not limited to, implementation fees, specialized training, one-time reporting services and recurring periodic reporting services. Professional services are distinct, as they are sold separately, and the customer can benefit from the services to make better use of the online product purchased.
Determination of the transaction price
The transaction price is the amount of consideration to which the Company expects to be entitled in exchange for transferring goods or services to a customer. The Company estimates any variable consideration it will be entitled at contract inception and will reassess as circumstances change, when determining the transaction price. The transaction price for subscription and professional services is generally fixed at contract inception; therefore, the Company’s contracts do not contain a significant amount of variable consideration. As a result, the amount of revenue recognized in the periods presented from performance obligations satisfied (or partially satisfied) in previous periods due to changes in the transaction price was not material.
Allocate the transaction price to the performance obligations identified in the contract
If the contract contains a single performance obligation, the Company allocates the entire transaction price to the single performance obligation. For contracts containing multiple performance obligations, the transaction price is allocated to each performance obligation based on the relative standalone selling price (“SSP”) of the services provided to the customer. The Company determines the SSP based upon the prices at which the Company separately sells subscription and various professional services, and based on the Company’s overall pricing objectives, taking into consideration market conditions, value of the Company’s contracts, the types of offerings sold, customer demographics and other factors.
Recognize revenue when (or as) performance obligations are satisfied
Subscription revenues are recognized ratably over the contract terms beginning on the date the Company’s service is made available to customers, which typically begins on the commencement date of each contract as no implementation work is required. The Company’s customers do not have the right to take possession of the online software solution. The Company’s subscription service arrangements are generally non-cancellable and do not provide for refund of subscription fees.
Professional services are typically provided for a fixed fee, and revenues are recognized over time for these contracts as services are provided to the customer. Professional services revenue represents less than 1% of revenue for the periods presented.
Sales Commissions
Sales force commissions are considered incremental costs of obtaining a contract with a customer. Sales commissions are paid on initial contracts with new customers and for expansion of contracts with existing customers. No commissions are paid on customer renewals. Sales commissions are deferred and amortized on a straight-line basis over a period of benefit of three years, as determined by the Company. The Company determined the three-year period by taking into consideration the products sold, expected customer life, expected contract renewals, technology life cycle and other factors. Amortization expense is included as a component of sales and marketing expense. Deferred commissions during the year ended December 31, 2019 increased $3.3 million as a result of deferring incremental costs of obtaining contracts with customers of $8.1 million, which was offset by $4.8 million of amortization. Deferred commissions during the year ended December 31, 2018 increased $4.2 million as a result of deferring incremental costs of obtaining contracts with customers of $7.0 million, which was offset by $2.8 million of amortization. The Company periodically reviews the deferred sales commissions for impairment and noted no impairment loss for the years ended December 31, 2019 and 2018.
Cost of Revenues
Cost of revenues primarily consist of expenses related to hosting the Company’s service and providing support to customers, depreciation associated with computers and hardware and amortization expense related to acquired developed technologies. These expenses are comprised of hosted data center global costs, fees paid to third-party data providers and personnel-related costs directly associated with cloud infrastructure and customer support, including salaries, benefits, bonuses and allocated overhead. Overhead associated with facilities and information technology is allocated to cost of revenue and operating expenses based on headcount.
Advertising Costs
Advertising costs primarily include online advertising on search engines. Advertising costs are expensed as incurred and included as a component of sales and marketing expenses. The Company incurred approximately $2.4 million, $1.5 million and $4.6 million in advertising costs during the years ended December 31, 2019, 2018 and 2017, respectively.
Research and Development Costs
Costs incurred in research and development are expensed as incurred and consist primarily of payroll, employee benefits, allocated overhead and other expenses associated with product development.
Stock-Based Compensation
The Company recognizes compensation expense for equity awards based on the grant‐date fair value over the remaining requisite service period for the award. For awards subject to graded vesting, the compensation expense recognized is at least equal to the vested portion of the award. The Company uses the Black‐Scholes option pricing model to measure the fair value of the option awards. The Company sets the exercise price at the estimated fair‐market value at the date of the grant. Management utilized third‐party valuations to assist with the determination of the Company’s estimated fair‐market value and common stock price prior to completion of its IPO on December 17, 2019. The exercise price affects the fair value of the option award in the Black‐Scholes option pricing model. The grant-date fair value of RSUs that contain a market condition is determined using a Monte Carlo valuation model. The Company recognizes forfeitures as they occur.
Leases
The Company determines if an arrangement is a lease at inception, and all significant lease arrangements are generally recognized at lease commencement. Operating lease right-of-use, or ROU, assets and operating lease liabilities are recognized at commencement based on the present value of fixed payments not yet paid over the remaining lease term. ROU assets also include any initial indirect costs incurred and any lease payments made at or before the lease commencement date, less lease incentives received. For short-term leases of 12 months or less, no ROU asset or lease liability is recorded. The Company records rent expense in its condensed consolidated statement of operations and comprehensive loss on a straight-line basis over the term of the lease and records variable lease payments as incurred. Additionally, the Company has elected to combine lease and non-lease components and account for them as a single component. ROU assets represent the Company’s right to use an underlying asset during the lease term, and lease liabilities represent its obligations to make lease payments arising from the lease. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that it will exercise the option. The Company uses its incremental borrowing rate in determining the lease liabilities, as its leases generally do not provide an implicit rate. The incremental borrowing rate is an estimate of the collateralized borrowing rate the Company would incur on future lease payments over a similar term based on the information available at the commencement date. The Company does not have any finance leases.
Commitments and Contingencies
The Company evaluates all pending or threatened commitments and contingencies, if any, that are reasonably likely to have a material effect on its operations or financial position. The Company assesses the probability of an adverse outcome and records a provision for a liability when management believes that it is probable that a liability has been incurred and the amount can be reasonably estimated.
Income Taxes
The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between the financial statement and tax bases of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.
The Company recognizes deferred tax assets to the extent that these assets are believed to be more likely than not to be realized. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts that are more likely than not expected to be realized. In making such a determination, all available positive and negative evidence is considered, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies and results of recent operations.
Tax benefits for uncertain tax positions are based upon management’s evaluation of the information available at the reporting date. To be recognized in the financial statements, a tax benefit must be at least more-likely-than-not of being sustained based on technical merits. The benefit for positions meeting the recognition threshold is measured as the largest benefit more-likely-than-not of being realized upon settlement with a taxing authority that has full knowledge of all relevant information. The Company’s policy is to recognize interest and penalties related to the underpayment of income taxes as a component of provision for income taxes. Accrued interest and penalties are included on the related tax liability line in the consolidated balance sheets, as applicable.
The Company files income tax returns in the U.S. federal jurisdiction, Illinois and other state jurisdictions. It is difficult to predict the final timing and resolution of any particular uncertain tax position. Based on the Company’s assessment of many factors, including past experience and complex judgments about future events, the Company does not currently anticipate significant changes in its uncertain tax positions over the next 12 months.
Deferred Offering Costs
Deferred offering costs of $5.8 million, primarily consisting of certain legal, accounting and other third-party fees that were directly associated with the IPO, were recorded in stockholders’ equity as a reduction of additional paid-in capital generated upon closing of the IPO on December 17, 2019.
Net Loss per Share
The Company calculates basic net loss per share by dividing net loss attributable to common shareholders by the weighted-average number of the Company’s common stock shares outstanding during the respective period. Net loss attributable to common shareholders is net loss minus convertible preferred stock dividends declared, of which there were none during the periods presented.
The Company calculates diluted net loss per share using the treasury stock and if-converted methods, which consider the potential impacts of outstanding stock options, RSUs, warrants and convertible preferred stock. Under these methods, the numerator and denominator of the net loss per share calculation are adjusted for these securities if the impact of doing so increases net loss per share. During the periods presented, the impact is to decrease net loss per share and therefore the Company is precluded from adjusting its calculation for these securities. As a result, diluted net loss per share is calculating using the same formula as basic net loss per share.
Recently Adopted Accounting Pronouncements
In February 2016, the FASB issued ASU 2016-02, Leases (“ASU 2016 02”), including subsequent amendments. ASU 2016-02 requires lessees to record a ROU asset and lease liability for almost all leases. This ASU does not substantially impact lessor accounting. The Company adopted the standard on January 1, 2019 using a modified retrospective approach of applying the new standard at the adoption date. Under this approach, the Company will continue to report comparative periods presented in the period of adoption under ASC 840. The Company has elected the package of practical expedients permitted under the transition guidance within the new standard, which does not require it to reassess 1) whether any expired or existing contracts contain leases, 2) the lease classification of any expired or existing leases or 3) any initial direct costs for any existing leases. Adoption of this standard resulted in recognition of ROU assets of $6.7 million, short-term lease liabilities of $1.8 million, long-term lease liabilities of $20.3 million, a decrease in accrued expenses and other of $0.7 million and a decrease in deferred rent, net of current portion of $14.7 million, with no impact on retained earnings as of January 1, 2019. The adoption of the standard is not expected to have a significant impact on the Company’s condensed consolidated statement of operations. See Note 5 for further details.